Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 37	$ 576	$ 1,500
Restricted cash	112	374	1,180
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 149	$ 950	$ 2,680